Cover	Apr. 02, 2025
Cover [Abstract]
Entity Registrant Name	THC Therapeutics, Inc.
Entity Central Index Key	0001404935
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 02, 2025
Entity File Number	000-55994
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-0164981
Entity Address Address Line 1	11700 W. Charleston Blvd.
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89135
City Area Code	972
Local Phone Number	217-4080
Entity Address Address Line 2	#73
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false